COMMITMENTS AND CONTINGENCIES - iRunway, Note Payable, Sichenzia Trade Payable and Medtech Note Payable (Details)	12 Months Ended
	Dec. 31, 2016 USD ($) item	Dec. 31, 2015 USD ($)
Officer
Short-term payable
Interest rate (as a percent)	0.00%
Short-term payable	$ 103,000
iRunway
Short-term payable
Number of vendors for whom invoices converted to short term payable | item	1
Short-term payable	$ 191,697	$ 494,244
Sichenzia
Short-term payable
Interest rate (as a percent)	0.00%
Medtech | Maximum
Short-term payable
Interest rate (as a percent)	28.00%